Share Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 ClassOfCommonStock	Dec. 31, 2013 Class A Common Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Installment	Sep. 01, 2013 Class A Warrants [Member]	Dec. 31, 2013 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]
Class of Stock [Line Items]
Classes of common shares	2
Required Class A common shares dividend per quarter		$ 0.23
Possible future conversion basis for Class B common shares to Class A common shares		One-for-one
Redeemable preference shares, quarterly installments			12
Redeemable preference shares, redemption date			Aug. 31, 2016
Total proceeds from exercise of Public Warrants					$ 3,027	$ 3,027
Minimum redemption installment			5,000
Number of shares redeemed			63
Redemption price per share			$ 48
Redemption amount			$ 3,024
Warrants convertible to common shares				6,188,088
Exercise price of warrants				$ 9.25